Net Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details) - Previously Reported [Member] - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Numerator:
Net loss attributable to Aptorum Group Limited	$ (1,055,775)	$ (3,347,906)
Denominator:
Basic weighted average shares outstanding	7,132,512	5,400,840
Diluted weighted average shares outstanding	7,132,512	5,400,840
Basic loss per share	$ (0.15)	$ (0.62)
Diluted loss per share	$ (0.15)	$ (0.62)